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                       MORGAN GRENFELL INVESTMENT TRUST
                                One South Street
                           Baltimore, Maryland 21202

                               February 29, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:  MORGAN GRENFELL INVESTMENT TRUST (the "Trust")
     Micro Cap                           European Equity
     Smaller Companies                   International Small Cap Equity
     Fixed Income                        Emerging Markets Equity
     Short-Term Fixed Income             Core Global Fixed Income
     Municipal Bond                      Global Fixed Income
     Short-Term Municipal Bond           International Fixed Income
     High Yield Bond                     Emerging Markets Debt
     International Select Equity
     1933 Act File No. 33-68704
     1940 Act File No. 811-8006

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information, dated February 28, 2000, do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 23 on February 28, 2000.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                                             Very truly yours,

                                             /s/ Daniel O. Hirsch
                                             -------------------------
                                             Daniel O. Hirsch
                                             Secretary